Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Total	€ 6,847	€ 7,220	€ 4,596
Germany
Income Taxes
Total	2,040	2,481	2,012
Foreign
Income Taxes
Total	€ 4,807	€ 4,739	€ 2,584